Tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Tax liabilities
Tax liabilities at beginning of fiscal year	€ 25,892	€ 14,293	€ 3,853
Additions	3,701	12,068	11,476
Utilizations	(4,883)	(180)	(466)
Releases	(637)	(289)	(570)
Tax liabilities at end of fiscal year	€ 24,073	€ 25,892	€ 14,293